Details of Significant Accounts - Share capital, movements in shares outstanding - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Mar. 03, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share capital
Authorized capital | $		$ 82,000	$ 82,000	$ 82,000
Shares reserved for employee stock options (in shares)		30,000	30,000	30,000
Capital stock | $		$ 10,185	$ 10,192	$ 11,826
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1
Conversion ratio	0.17704366
Perfect Class A Ordinary Shares
Share capital
Number of shares authorized (in shares)		700,000	700,000	700,000
Capital stock | $		$ 8,506	$ 8,513
Number of shares of ordinary stock (in shares)		85,060	85,128	101,475
Ordinary shares (in USD per share) | $ / shares		$ 0.1	$ 0.1
Conversion ratio		0.17704366
Perfect Class B Ordinary Shares
Share capital
Number of shares authorized (in shares)		90,000	90,000	90,000
Capital stock | $		$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)		16,789	16,789	16,789
Ordinary shares (in USD per share) | $ / shares		$ 0.1	$ 0.1
Conversion ratio		0.17704366